Income taxes (Details 2)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Applicable tax rate		13.40%	12.30%	15.00%
Effect of disallowed expenditures		0.90%	1.60%	1.40%
Effect of income taxed at reduced rates		(0.20%)	(0.20%)	(0.60%)
Effect of income not subject to tax		(0.10%)	(0.10%)	(2.50%)
Effect of tax credits and allowances		(3.00%)	(3.20%)	(3.90%)
Effect of release of contingent consideration liability		0.00%	0.00%	(0.30%)
Effect of tax rate change on current and deferred tax assets and liabilities		(0.80%)	0.30%	(1.60%)
Effect of derecognition and reversals of derecognition of deferred tax assets		0.10%	1.40%	0.90%
Effect of write down and reversal of write down of investments in subsidiaries		0.20%	(1.20%)	(3.00%)
Effect of prior year items		(0.60%)	(0.60%)	0.00%
Effective income tax rate reconciliation change in uncertain tax positions		0.40%	(1.80%)	0.10%
Effect of other items		4.30%	4.00%	0.50%
Effective tax rate from continuing operations		14.60%	12.50%	6.00%
Effect of non-deductible impairment of goodwill			1.70%
Effect related to Swiss Patent Box regime			1.00%
Effect of Pillar Two tax legislation		2.00%
Tax impact on intercompany transactions		1.20%
Switzerland
Statement [line items]
Applicable Swiss blended tax rate	13.04%
New applicable Swiss blended tax rate	14.53%
Applicable Swiss cantonal tax rate	6.50%
New applicable Swiss cantonal tax rate	8.50%
Minimum taxation rate			15.00%
Minimum top-up tax rate on the profits of foreign subsidiaries		15.00%
US
Statement [line items]
Applicable US Federal tax rate		21.00%
Discontinued operations [member]
Statement [line items]
Applicable tax rate				31.20%